Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.59%
Apparel Retail–0.24%
Ross Stores, Inc.	130	$14,182
Apparel, Accessories & Luxury Goods–0.36%
lululemon athletica, inc.(b)	46	20,903
Application Software–5.69%
Adobe, Inc.(b)	174	116,554
ANSYS, Inc.(b)	32	12,527
Atlassian Corp. PLC, Class A(b)	50	18,816
Autodesk, Inc.(b)	80	20,335
Cadence Design Systems, Inc.(b)	101	17,923
DocuSign, Inc.(b)	71	17,492
Intuit, Inc.	100	65,230
Splunk, Inc.(b)	60	7,260
Synopsys, Inc.(b)	55	18,755
Workday, Inc., Class A(b)	70	19,196
Zoom Video Communications, Inc., Class A(b)	87	18,393
		332,481
Automobile Manufacturers–5.82%
Tesla, Inc.(b)	297	339,994
Automotive Retail–0.27%
O’Reilly Automotive, Inc.(b)	25	15,954
Biotechnology–3.35%
Amgen, Inc.	207	41,168
Biogen, Inc.(b)	54	12,730
Gilead Sciences, Inc.	457	31,501
Incyte Corp.(b)	80	5,418
Moderna, Inc.(b)	147	51,807
Regeneron Pharmaceuticals, Inc.(b)	39	24,825
Seagen, Inc.(b)	66	10,560
Vertex Pharmaceuticals, Inc.(b)	95	17,759
		195,768
Broadcasting–0.12%
Fox Corp., Class A	118	4,214
Fox Corp., Class B	92	3,091
		7,305
Cable & Satellite–2.32%
Charter Communications, Inc., Class A(b)	67	43,301
Comcast Corp., Class A	1,670	83,466
Sirius XM Holdings, Inc.	1,476	9,004
		135,771
Communications Equipment–1.44%
Cisco Systems, Inc.	1,536	84,234
Construction Machinery & Heavy Trucks–0.18%
PACCAR, Inc.	126	10,511
Data Processing & Outsourced Services–2.63%
Automatic Data Processing, Inc.	154	35,557
Shares		Value
Data Processing & Outsourced Services–(continued)
Fiserv, Inc.(b)	241	$23,261
Paychex, Inc.	131	15,615
PayPal Holdings, Inc.(b)	429	79,318
		153,751
Diversified Support Services–0.49%
Cintas Corp.	38	16,043
Copart, Inc.(b)	86	12,484
		28,527
Drug Retail–0.24%
Walgreens Boots Alliance, Inc.	315	14,112
Electric Utilities–0.79%
American Electric Power Co., Inc.	182	14,751
Exelon Corp.	357	18,825
Xcel Energy, Inc.	196	12,491
		46,067
General Merchandise Stores–0.19%
Dollar Tree, Inc.(b)	82	10,974
Health Care Equipment–1.38%
DexCom, Inc.(b)	35	19,691
IDEXX Laboratories, Inc.(b)	31	18,850
Intuitive Surgical, Inc.(b)	130	42,164
		80,705
Health Care Supplies–0.30%
Align Technology, Inc.(b)	29	17,734
Health Care Technology–0.13%
Cerner Corp.	108	7,609
Hotels, Resorts & Cruise Lines–0.93%
Booking Holdings, Inc.(b)	15	31,528
Marriott International, Inc., Class A(b)	118	17,412
Trip.com Group Ltd., ADR (China)(b)	192	5,280
		54,220
Hypermarkets & Super Centers–1.49%
Costco Wholesale Corp.	161	86,840
Industrial Conglomerates–0.87%
Honeywell International, Inc.	251	50,762
Interactive Home Entertainment–0.71%
Activision Blizzard, Inc.	283	16,584
Electronic Arts, Inc.	104	12,919
NetEase, Inc., ADR (China)	110	11,850
		41,353
Interactive Media & Services–10.88%
Alphabet, Inc., Class A(b)	72	204,332
Alphabet, Inc., Class C(b)	77	219,376
Baidu, Inc., ADR (China)(b)	92	13,785
Match Group, Inc.(b)	101	13,129
Meta Platforms, Inc., Class A(b)	571	185,267
		635,889

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Internet & Direct Marketing Retail–8.47%
Amazon.com, Inc.(b)	121	$424,356
eBay, Inc.	237	15,988
JD.com, Inc., ADR (China)(b)	288	24,224
MercadoLibre, Inc. (Argentina)(b)	18	21,391
Pinduoduo, Inc., ADR (China)(b)	140	9,310
		495,269
Internet Services & Infrastructure–0.36%
Okta, Inc.(b)	52	11,192
VeriSign, Inc.(b)	41	9,836
		21,028
IT Consulting & Other Services–0.26%
Cognizant Technology Solutions Corp., Class A	192	14,972
Leisure Products–0.07%
Peloton Interactive, Inc., Class A(b)	99	4,356
Life Sciences Tools & Services–0.36%
Illumina, Inc.(b)	57	20,824
Movies & Entertainment–1.77%
Netflix, Inc.(b)	161	103,346
Packaged Foods & Meats–0.77%
Kraft Heinz Co. (The)	446	14,990
Mondelez International, Inc., Class A	509	30,000
		44,990
Railroads–0.49%
CSX Corp.	821	28,456
Research & Consulting Services–0.23%
Verisk Analytics, Inc.	59	13,267
Restaurants–0.81%
Starbucks Corp.	430	47,145
Semiconductor Equipment–2.21%
Applied Materials, Inc.	329	48,426
ASML Holding N.V., New York Shares (Netherlands)	30	23,745
KLA Corp.	55	22,447
Lam Research Corp.	51	34,672
		129,290
Semiconductors–14.06%
Advanced Micro Devices, Inc.(b)	442	70,000
Analog Devices, Inc.	196	35,329
Broadcom, Inc.	149	82,498
Intel Corp.	1,479	72,767
Marvell Technology, Inc.	301	21,422
Shares		Value
Semiconductors–(continued)
Microchip Technology, Inc.	200	$16,686
Micron Technology, Inc.	410	34,440
NVIDIA Corp.	912	298,005
NXP Semiconductors N.V. (China)	97	21,666
QUALCOMM, Inc.	411	74,210
Skyworks Solutions, Inc.	60	9,100
Texas Instruments, Inc.	337	64,829
Xilinx, Inc.	90	20,560
		821,512
Soft Drinks–1.95%
Keurig Dr Pepper, Inc.	517	17,573
Monster Beverage Corp.(b)	193	16,170
PepsiCo, Inc.	503	80,369
		114,112
Systems Software–10.54%
Check Point Software Technologies Ltd. (Israel)(b)	48	5,343
Crowdstrike Holdings, Inc., Class A(b)	73	15,851
Microsoft Corp.	1,800	595,062
		616,256
Technology Distributors–0.16%
CDW Corp.	50	9,468
Technology Hardware, Storage & Peripherals–11.20%
Apple, Inc.(c)	3,960	654,588
Trading Companies & Distributors–0.21%
Fastenal Co.	209	12,367
Wireless Telecommunication Services–0.85%
T-Mobile US, Inc.(b)	455	49,509
Total Common Stocks & Other Equity Interests (Cost $4,648,816)		5,586,401
Money Market Funds–4.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	85,915	85,915
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	56,728	56,745
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	98,189	98,189
Total Money Market Funds (Cost $240,847)		240,849
TOTAL INVESTMENTS IN SECURITIES–99.71% (Cost $4,889,663)		5,827,250
OTHER ASSETS LESS LIABILITIES—0.29%		17,238
NET ASSETS–100.00%		$5,844,488
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,597	$437,244	$(495,926)	$-	$-	$85,915	$3
Invesco Liquid Assets Portfolio, Institutional Class	102,802	308,185	(354,234)	2	(10)	56,745	1
Invesco Treasury Portfolio, Institutional Class	165,254	499,708	(566,773)	-	-	98,189	1
Total	$412,653	$1,245,137	$(1,416,933)	$2	$(10)	$240,849	$5

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-mini Nasdaq-100 Index	5	December-2021	$161,505	$8,767	$8,767
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,586,401	$—	$—	$5,586,401
Money Market Funds	240,849	—	—	240,849
Total Investments in Securities	5,827,250	—	—	5,827,250
Other Investments - Assets*
Futures Contracts	8,767	—	—	8,767
Total Investments	$5,836,017	$—	$—	$5,836,017

*	Unrealized appreciation (depreciation).
Invesco NASDAQ 100 Index Fund